SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) (USD $)	12 Months Ended
	Jan. 31, 2013 t	Jan. 31, 2012
Cash and Cash Equivalents
Amount held by the Trust in a money market fund	$ 6,727,461	$ 10,253,474
Revenue Recognition
Quantity of iron ore shipped by NMC subject to price determination recognized in revenue (in tons)	717,000
Fixed Property, Including Intangibles
Percentage of fee interest owned by Mesabi Land Trust in the lands subject to the Peters Lease	20.00%